Document and Entity Information	3 Months Ended
Mar. 31, 2018
Document And Entity Information
Entity Registrant Name	NEVSUN RESOURCES LTD
Entity Central Index Key	0000919991
Document Type	6-K
Document Period End Date	Mar. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Large Accelerated Filer
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2018